Consolidated Statements of Comprehensive Income - USD ($) shares in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues
Net premiums earned		$ 70,799	$ 58,665	$ 49,241
Investment income		2,832	1,892	1,260
Net realized gains (losses) on securities:
Net realized gains (losses) on security sales		(414)	14	197
Net holding period gains (losses) on securities		679	348	(2,100)
Subtotal impairment losses		(1)	(9)	(9)
Total net realized gains (losses) on securities		264	353	(1,912)
Fees and other revenues		1,064	889	722
Service revenues		413	310	300
Total revenues		75,372	62,109	49,611
Expenses
Losses and loss adjustment expenses		49,060	45,655	38,123
Policy acquisition costs		5,383	4,665	3,917
Other underwriting expenses		9,462	6,242	5,859
Investment expenses		29	26	24
Service expenses		446	349	297
Interest expense		279	268	244
Goodwill impairment		0	0	225
Total expenses		64,659	57,205	48,689
Net Income
Income before income taxes		10,713	4,904	922
Provision for income taxes		2,233	1,001	200
Net income		8,480	3,903	722
OCI, Debt Securities, Available-for-Sale, Gain (Loss), after Adjustment and Tax [Abstract]
Change in total net unrealized gains (losses) on fixed-maturity securities		193	1,186	(2,843)
Comprehensive income (loss)		8,673	5,089	(2,121)
Computation of Earnings Per Common Share
Net income		8,480	3,903	722
Less: Preferred share dividends and other	[1]	17	38	27
Net income available to common shareholders		$ 8,463	$ 3,865	$ 695
Average common shares outstanding – Basic		585.5	584.9	584.4
Net effect of dilutive stock-based compensation		2.2	2.6	2.7
Total average equivalent common shares – Diluted		587.7	587.5	587.1
Basic: Earnings per common share (usd per share)		$ 14.45	$ 6.61	$ 1.19
Diluted: Earnings per common share (usd per share)		$ 14.40	$ 6.58	$ 1.18

[1]	All of our outstanding Serial Preferred Shares, Series B, were redeemed in February 2024. See Note 1 – Reporting and Accounting Policies, Earnings Per Common Share and Note 14 – Dividends for further discussion.